Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,127,000.00
Previously Paid Amount	0.00
Total Fee Amount	325.64
Total Offset Amount	0.00
Net Fee	325.64
Narrative - Max Aggregate Offering Price	$ 2,127,000.00
Final Prospectus	true